Tax Matters - Disclosure Of Deferred tax assets for certain subsidiaries (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Tax Effect Losses For Deferred Tax Asset Gross	S/ 41,051	S/ 214,354	S/ 73,650
Tax Effect Losses For Which Deferred Tax Asset Was Not Recognized	S/ 12,110	S/ 63,234	S/ 21,727